Supplemental information to the Consolidated Statement of Cash Flows - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid, net	$ 991	$ 1,200	$ 865
Income taxes paid, federal	305	468	240
Income taxes paid, U.S. state and local	120	221	131
Income taxes paid, foreign	566	526	494
UK
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid, foreign	237	306	286
Luxembourg
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid, foreign	71
Belgium
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid, foreign	$ 57
New York
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid, U.S. state and local		$ 62	$ 43